Organization and Significant Accounting Policies - Fair Value Measurement and Unobservable Rollforward Activity of Liabilities (Detail) - USD ($) $ in Thousands			3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 14, 2015	Jun. 16, 2014	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Adjustments to estimated fair value	$ (388)	$ 1,271	$ 87	$ 2,468	$ 1,894	$ 2,405	$ (754)
Warrants [Member]
Fair Value Disclosures [Abstract]
Beginning balance				4,216	$ 4,925	4,925
Issuances of warrants						4,831	5,986
Exercise of warrants				(394)		(104)	(1,815)
Adjustments to estimated fair value				(2,468)		(2,405)	754
Warrants exchanged for common stock						(3,031)
Ending balance			$ 1,354	$ 1,354		$ 4,216	$ 4,925